Share Capital and Other Reserves - Schedule of Warrants (Details)	6 Months Ended
Jun. 30, 2026 shares
Boustead Series A Warrants [Member]
Schedule of Warrants [Line Items]
Warrants outstanding, beginning balance	7,070
Exercise of warrants
Adjustments	(7,070)
Warrants outstanding, ending balance
2025 Private Placements - Class B Warrants [Member]
Schedule of Warrants [Line Items]
Warrants outstanding, beginning balance	1,070
Exercise of warrants
Adjustments
Warrants outstanding, ending balance	1,070
PIPE Common Class B Warrants [Member]
Schedule of Warrants [Line Items]
Warrants outstanding, beginning balance	6,666,647
Exercise of warrants
Adjustments
Warrants outstanding, ending balance	6,666,647
PIPE Pre-Funded Class B Warrants [Member]
Schedule of Warrants [Line Items]
Warrants outstanding, beginning balance	516,115
Exercise of warrants	(516,115)
Adjustments
Warrants outstanding, ending balance
Strategic Advisors Pre-Funded Class B Warrants [Member]
Schedule of Warrants [Line Items]
Warrants outstanding, beginning balance	333,331
Exercise of warrants
Adjustments
Warrants outstanding, ending balance	333,331
Strategic Advisors Class B Common Warrants 1 [Member]
Schedule of Warrants [Line Items]
Warrants outstanding, beginning balance	166,663
Exercise of warrants
Adjustments
Warrants outstanding, ending balance	166,663